Employee Benefit Plans	12 Months Ended
Mar. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plans
15.	EMPLOYEE BENEFIT PLANS
Defined Contribution Pension Plan
The Company sponsors a defined contribution 401(k) plan, under which salaried and certain hourly employees may defer a portion of their compensation. Eligible participants may contribute to the plan up to the allowable amount as determined by the plan of their regular compensation before taxes. The Company generally matches contributions up to 75% of the first 6% of compensation contributed by the participant. All contributions and Company matches are invested at the direction of the employee in one or more investment options offered under the plan. Company matching contributions vest immediately and aggregated to $14,763, $13,685, and $13,616 for the fiscal years ended March 31, 2020, 2019, and 2018, respectively. Effective April 1, 2020, the Company suspended its 401(k) match program for fiscal year 2021.
Defined Benefit Pension and Other Postretirement Benefit Plans
The Company sponsors several defined benefit pension plans covering some of its employees. Most employees are ineligible to participate in the plans or have ceased to accrue additional benefits under the plans. Benefits under the defined benefit plans are based on years of service and, for most non-represented employees, on average compensation for certain years. It is the Company’s policy to fund at least the minimum amount required for all qualified plans, using actuarial cost methods and assumptions acceptable under applicable government regulations, by making payments into a trust separate from us.
In addition to the defined benefit pension plans, the Company provides certain health care benefits for eligible retired employees. Such benefits are unfunded as of March 31, 2020. Employees achieve eligibility to participate in these contributory plans upon retirement from active service if they meet specified age and years of service requirements. Current plan documents reserve the right to amend or terminate the plans at any time, subject to applicable collective bargaining requirements for represented employees. During the fiscal year, the Company reached agreement with two unions whose members make up the vast majority of participants eligible for retiree healthcare benefits. Under the terms of these agreements, the right to benefits under the current program ceased for all represented participants (actively employed and retired) by April 1, 2020. Company-funded notional health reimbursement accounts were provided to retired participants (and their dependents) whose eligibility for current benefits ended under the new agreement. The average size of each account is immaterial and the Company anticipates that these accounts will be fully drawn down in two years. These changes served to reduce the Company’s other postretirement benefit (“OPEB”) liability by approximately $99,000.
In accordance with ASC 715, the Company has recognized the funded status of the benefit obligation as of March 31, 2020 and 2019, on the accompanying consolidated balance sheets. The funded status is measured as the difference between the fair value of the plans’ assets and the PBO or accumulated postretirement benefit obligation of the plan. The majority of the plan assets are publicly traded investments which were valued based on the market price as of the measurement date. Investments that are not publicly traded were valued based on the estimated fair value of those investments based on our evaluation of data from fund managers and comparable market data.
The following table sets forth the Company’s consolidated defined benefit pension plans for its union and non-union employees as of March 31, 2020 and 2019, and the amounts recorded on the consolidated balance sheets at March 31, 2020 and 2019. Company contributions include amounts contributed directly to plan assets and indirectly as benefits paid from the Company’s assets. Benefit payments reflect the total benefits paid from the plans and the Company’s assets. Information on the plans includes both the domestic qualified and nonqualified plans and the foreign qualified plans.

	Pension Benefits		Other Postretirement Benefits
	Year ended March 31,		Year ended March 31,
	2020	2019	2020	2019
Change in projected benefit obligations
Projected benefit obligation at beginning of year	$2,234,734	$2,277,816	$109,455	$119,164
Service cost	2,336	3,292	62	227
Interest cost	68,446	79,446	1,559	4,039
Actuarial loss (gain)	138,652	48,931	3,472	(2,576)
Plan amendments	4,898	1,138	(99,080)	—
Curtailments	22,732	—	—	—
Divestitures	(55,354)	—	—	—
Participant contributions	204	196	252	833
Settlements	(14,579)	—	—	—
Special termination benefits	11,642	4,032	—	—
Benefits paid	(156,084)	(176,398)	(8,570)	(12,232)
Currency translation adjustment	(2,642)	(3,719)	—	—

Projected benefit obligation at end of year	$2,254,985	$2,234,734	$7,150	$109,455

Accumulated benefit obligation at end of year	$2,252,126	$2,229,188	$7,150	$109,455

Assumptions used to determine benefit obligations at end of year
Discount rate	2.47 -3.32%	2.54 -3.88%	3.00%	3.77%
Rate of compensation increase	3.50 -4.50%	3.50 -4.50%	N/A	N/A

	Pension Benefits		Other Postretirement Benefits
	Year ended March 31,		Year ended March 31,
	2020	2019	2020	2019
Change in fair value of plan assets
Fair value of plan assets at beginning of year	$1,796,111	$1,903,901	$—	$—
Actual return on plan assets	(20,869)	67,753	—	—
Settlements	(14,579)	—	—	—
Participant contributions	204	196	252	833
Divestitures	(55,354)	—	—	—
Company contributions	51,372	4,580	8,319	11,399
Benefits paid	(156,084)	(176,398)	(8,571)	(12,232)
Currency translation adjustment	(2,756)	(3,921)	—	—

Fair value of plan assets at end of year	$1,598,045	$1,796,111	$—	$—

Funded status (underfunded)
Funded status	$(656,940)	$(438,623)	$(7,150)	$(109,455)

Reconciliation of amounts recognized on the consolidated balance sheets
Pension asset—noncurrent	$1,503	$3,900	$—	$—
Accrued benefit liability—current	(753)	(742)	(4,775)	(10,758)
Accrued benefit liability—noncurrent	(657,690)	(441,781)	(2,375)	(98,697)

Net amount recognized	$(656,940)	$(438,623)	$(7,150)	$(109,455)

Reconciliation of amounts recognized in accumulated other comprehensive income
Prior service credits	$5,595	$780	$(59,214)	$(14,497)
Actuarial losses (gains)	953,913	710,553	(58,151)	(67,985)
Income tax (benefits) expenses related to above items	(204,594)	(204,594)	42,016	42,016

Unamortized benefit plan costs (gains)	$754,914	$506,739	$(75,349)	$(40,466)

The components of net periodic benefit cost for fiscal years ended March 31, 2020, 2019, and 2018, are as follows:

	Pension Benefits			Other Postretirement Benefits
	Year Ended March 31,			Year Ended March 31,
	2020	2019	2018	2020	2019	2018
Components of net periodic pension cost
Service cost	$2,336	$3,292	$4,505	$62	$227	$391
Interest cost	68,446	79,446	75,189	1,559	4,039	4,393
Expected return on plan assets	(141,972)	(145,361)	(150,020)	—	—	—
Amortization of prior service credit cost	(874)	(3,619)	(2,841)	(4,872)	(4,655)	(8,537)
Amortization of net loss	28,288	20,151	17,734	(6,361)	(9,851)	(7,275)
Curtailment loss (gain)	23,690	—	29	(49,491)	—	(26,274)
Settlements	29,313	—	523	—	—	—
Special termination benefits	11,642	4,032	—	—	—	—

Total net periodic benefit (income) expense	$20,869	$(42,059)	$(54,881)	$(59,103)	$(10,240)	$(37,302)

Assumptions used to determine net periodic pension cost
Discount rate	2.54 - 3.88%	2.65 - 4.01%	2.87 - 4.06%	2.68 - 3.77%	3.93%	3.62 - 3.93%
Expected long-term rate of return on plan assets	5.00 - 8.00%	5.00 - 8.00%	6.50 - 8.00%	N/A	N/A	N/A
Rate of compensation increase	3.50 - 4.50%	3.50 - 4.50%	3.50 - 4.50%	N/A	N/A	N/A
The discount rate is determined annually as of each measurement date, based on a review of yield rates associated with long-term, high-quality corporate bonds. At the end of each year, the discount rate is primarily determined using the results of bond yield curve models based on a portfolio of high-quality bonds matching notional cash inflows with the expected benefit payments for each significant benefit plan.
The expected return on plan assets is determined based on a market-related value of plan assets, which is a smoothed asset value. The market-related value of assets is calculated by recognizing investment performance that is different from that expected on a straight-line basis over five years. Actuarial gains and losses are amortized over the average remaining life expectancy of inactive participants for plans that are predominantly inactive and over the expected future service for active participants for other plans, but only to the extent unrecognized gains or losses exceed a corridor equal to 10% of the greater of the projected benefit obligation or market-related value of assets.
The Company estimates the service and interest cost of its pension and OPEB plans by using the specific spot rates derived from the yield curve used to discount the cash flows reflected in the measurement of the benefit obligation. The Company believes this approach provides a precise measurement of service and interest costs due to the correlation between projected benefit cash flows to the corresponding spot yield curve rates. The Company amortizes actuarial gains and losses over the average life expectancy of inactive plan participants because almost all plan participants are inactive.
During the fiscal year ended March 31, 2020, the Society of Actuaries released new base mortality tables and an updated projection scale. The Company has reflected these new releases in the measurement of our U.S. pension and OPEB plans as of March 31, 2020. This change resulted in a decrease in the benefit obligation.
The Company periodically experiences events or makes changes to its benefit plans that result in curtailment or special charges. Curtailments are recognized when events occur that significantly reduce the expected years of future service of present employees or eliminates the benefits for a significant number of employees for some or all of their future service.
Curtailment losses are recognized when it is probable the curtailment will occur and the effects are reasonably estimable. Curtailment gains are recognized when the related employees are terminated or a plan amendment is adopted, whichever is applicable.
As required under ASC 715, the Company remeasures plan assets and obligations during an interim period whenever a significant event occurs that results in a material change in the net periodic pension cost. The determination of significance is based on judgment and consideration of events and circumstances impacting the pension costs.
The following summarizes the key events whose effects on net periodic benefit cost and obligations are included in the tables above:

•
As disclosed in Note 3, in March 2020, the Company transferred approximately $55,354 of pension assets and liabilities to the buyer of its Nashville manufacturing operations. The divestiture transaction and resulting transfer resulted in a settlement charge of approximately $28,452 and a curtailment charge of approximately $214. These amounts are included in non-service defined benefit income on the consolidated statements of operations for the year ended March 31, 2020.

•
In September 2019, the Company and the union which represents a portion of the workforce at the Company’s Grand Prairie, TX, facility, in conjunction with an announced shutdown of this facility, agreed to changes to the pension and retiree welfare plans for represented plan members. Effective April 1, 2020, all current retiree welfare benefits for the union-represented retirees and active employees will cease. A new benefit consisting of a one-time credit to Heath Reimbursement Accounts for the current retirees and their covered dependents will be provided. The Company and the union also agreed to increased pension benefits which are effective with the ratification of the agreement. This agreement resulted in a decrease of the projected other post-employment benefits (“OPEB”) benefit obligation of $61,766. It also resulted in a one-time OPEB curtailment gain of $41,128. As a result of the planned shutdown, subsidized early retirement provisions within the retirement plan and the agreed-to pension benefit increases, a pension curtailment loss of $23,476 was recognized, along with a one-time charge of $11,642 for special termination benefits. The net curtailment gain and charge for special termination benefits are included in non-service defined benefit income on the consolidated statements of operations for the year ended March 31, 2020.

•
In August 2019, the Company and the union which represents a portion of the workforce at the Company’s Nashville, TN, facility agreed to changes to the pension and retiree welfare plans for represented plan members. Effective January 1, 2020, all current retiree welfare benefits for the union-represented retirees and active employees will cease. A new benefit consisting of a one-time credit to Heath Reimbursement Accounts for the current retirees and their covered dependents will be provided. The Company and the union also agreed to increased pension benefits which are effective on February 1, 2020, and the union also agreed to increased pension benefits which are effective with the ratification of the agreement. This agreement resulted in a decrease of the projected OPEB benefit obligation of $34,731. It also resulted in a one-time OPEB curtailment gain of $8,363. The agreed-to pension benefit increases resulted in an increase of the projected pension benefit obligation of $4,898. The curtailment gain is included in non-service defined benefit income on the consolidated statements of operations for the year ended March 31, 2020.

•
In February 2019, the Company transferred its Global 7500 wing manufacturing operations to Bombardier. In conjunction with this transaction, the Company provided special termination pension benefits to certain pension participants who transferred employment from Triumph to Bombardier. This change resulted in the recognition of a charge of $4,032 for special termination benefits. The special termination benefits charge is included in non-service defined benefit income on the consolidated statements of operations for the year ended March 31, 2019.

•
In March 2018, the Company ratified a new collective bargaining agreement with a group of union-represented employees, who were working without an agreement. The agreement resulted in plan amendments for one of our pension plans and our postretirement welfare benefit plan. These amendments eliminated future service under the plans and generated curtailments, which accelerated $11,146 of prior service credits for the postretirement welfare benefits plan and accelerates $29 of prior service costs for the pension plan. These amounts are included in non-service defined benefit income on the consolidated statements of operations for the year ended March 31, 2018.

•
In November 2017, the Company announced an amendment to the postretirement welfare benefits plan for its non-represented employee participants. Effective January 1, 2018, the Company eliminated and reduced certain welfare benefits for non-represented retirees and active participants. Those changes resulted in a decrease in the OPEB obligation of $17,652 and a curtailment gain of $15,099 included in non-service defined benefit income on the consolidated statements of operations for the year ended March 31, 2018.

The following table shows those amounts expected to be recognized in net periodic benefit costs during the fiscal year ending March 31, 2021:

	Pension Benefits	Other Postretirement Benefits
Amounts expected to be recognized in FY 2021 net periodic benefit costs
Prior service credit	$974	$(5,105)
Actuarial loss	$32,899	$(4,766)
Expected Pension Benefit Payments
The total estimated future benefit payments for the pension plans are expected to be paid from the plan assets and company funds. The OPEB payments reflect the Company’s portion of the funding. Estimated future benefit payments from plan assets and Company funds for the next ten years are as follows:

Year	Pension Benefits	Other Postretirement Benefits*
2021	$200,097	$4,824
2022	163,389	813
2023	159,963	182
2024	155,123	171
2025	150,985	162
2026 – 2030	690,383	666

*	Net of expected Medicare Part D subsidies of $400 and $70 in the years ended March 31, 2021 and 2022, respectively.
Plan Assets, Investment Policy and Strategy
The table below sets forth the Company’s target asset allocation for fiscal 2020 and the actual asset allocations at March 31, 2020 and 2019.

		Actual Allocation
	Target Allocation	March 31,
Asset Category	Fiscal 2020	2020	2019
Equity securities	40% - 50%	42%	45%
Fixed income securities	40% - 50%	50	48
Alternative investment funds	0% - 10%	6	5
Other	0% - 5%	2	2

Total		100%	100%

Pension plan assets are invested in various asset classes that are expected to produce a sufficient level of diversification and investment return over the long-term. The investment goals are to exceed the assumed actuarial rate of return over the long-term within reasonable and prudent levels of risks and to meet future obligations.
Asset/liability studies are conducted on a regular basis to provide guidance in setting investment goals for the pension portfolio and its asset allocation. The asset allocation aims to prudently achieve a strong, risk-adjusted return while seeking to minimize funding level volatility and improve the funded status of the plans. The pension plans currently employ a liability-driven investment (“LDI”) approach, where assets and liabilities move in the same direction. The goal is to limit the volatility of the funding status and cover part, but not all, of the changes in liabilities. Most of the liabilities’ changes are due to interest rate movements.
To balance expected risk and return, allocation targets are established and monitored against acceptable ranges. All investment policies and procedures are designed to ensure that the plans’ investments are in compliance with the Employee Retirement Income Security Act of 1974 (“ERISA”). Guidelines are established defining permitted investments within each asset class. Each investment manager has contractual guidelines to ensure that investments are made within the parameters of their asset class or in the case of multi-asset class managers, the parameters of their multi-asset class strategy. Certain investments are not permitted at any time, including investment directly in employer securities and uncovered short sales.
The tables below provide the fair values of the Company’s plan assets at March 31, 2020 and 2019, by asset category. The table also identifies the level of inputs used to determine the fair value of assets in each category (refer to Note 2 for definition of levels).

	March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$35,110	$—	$—	$35,110
Equity securities
International	155,389	—	—	155,389
U.S. equity	2	—	—	2
U.S. commingled fund	400,131	—	—	400,131
International commingled fund	34,014	—	—	34,014
Fixed income securities
Corporate bonds	—	23,672	—	23,672
Government securities	—	93,677	—	93,677
U.S. commingled fund	605,487	—	—	605,487
Other
Insurance contracts	—	—	910	910

Total investment in securities—assets	$1,230,133	$117,349	$910	$1,348,392

U.S. equity commingled fund				8,180
International equity commingled fund				67,101
U.S. fixed income commingled fund				73,838
International fixed income commingled fund				1,380
Government securities commingled fund				8,333
Private equity and infrastructure				89,797
Other				1,534

Total investment measured at NAV as a practical expedient				$250,163

Receivables				3,292
Payables				(3,802)

Total plan assets				$1,598,045

	March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$25,798	$6,189	$—	$31,987
Equity securities
International	161,132	—	—	161,132
U.S. equity	8,464	—	—	8,464
U.S. commingled fund	489,463	—	—	489,463
International commingled fund	39,797	—	—	39,797
Fixed income securities
Corporate bonds	—	24,942	—	24,942
Government securities	—	109,306	—	109,306
U.S. commingled fund	654,269	—	—	654,269
Other
Insurance contracts	—	—	1,021	1,021

Total investment in securities—assets	$1,378,923	$140,437	$1,021	$1,520,381

U.S. equity commingled fund				4,690
International equity commingled fund				96,867
U.S. fixed income commingled fund				76,766
Private equity and infrastructure				95,760
Other				1,693

Total investment measured at NAV as a practical expedient				$275,776

Receivables				1,238
Payables				(1,284)

Total plan assets				$1,796,111

Cash equivalents and other short-term investments are primarily held in registered short-term investment vehicles which are valued using a market approach based on quoted market prices of similar instruments.
Public equity securities, including common stock, are primarily valued using a market approach based on the closing fair market prices of identical instruments in the principal market on which they are traded. Commingled funds that are open-ended mutual funds for which the fair value per share is determined and published by the respective mutual fund sponsor and is the basis for current observable transactions are categorized as Level 1 fair value measures.
Investments in commingled funds and private equity and infrastructure funds are carried at net asset value (“NAV”) as a practical expedient to estimate fair value. The NAV is the total value of the fund divided by the number of shares outstanding. Adjustments to NAV, if any, are determined based on evaluation of data provided by fund managers, including valuation of the underlying investments derived using inputs such as cost, operating results, discounted future cash flows and market-based comparable data. In accordance with ASC 820-10, investments that are measured at NAV practical expedient are not classified in the fair value hierarchy; however, their fair value amounts are presented in these tables to permit reconciliation of the fair value hierarchy to the total plan assets disclosed in this footnote.
Corporate, government agency bonds and mortgage-backed securities are primarily valued using a market approach with inputs that include broker quotes, benchmark yields, base spreads and reported observable trades for identical or comparable instruments.
Other investments include private equity and infrastructure funds and insurance contracts. Investments in private equity and infrastructure funds are carried at estimated fair value based on NAV as a practical expedient and other appropriate adjustments to NAV as determined based on an evaluation of data provided by fund managers, including valuations of the underlying investments derived using inputs such as cost, operating results, discounted future cash flows, and market-based comparable data.
Assumptions and Sensitivities
The discount rate is determined as of each measurement date, based on a review of yield rates associated with long-term, high-quality corporate bonds. The calculation separately discounts benefit payments using the spot rates from a long-term, high-quality corporate bond yield curve.
The effect of a 25 basis-point change in discount rates as of March 31, 2020, is shown below:

	Pension Benefits		Other Postretirement Benefits
Increase of 25 basis points
Obligation	*$	(56,208)	$(44)
Net periodic expense		104	(144)
Decrease of 25 basis points
Obligation	*$	58,058	$46
Net periodic expense		(235)	149

*	Excludes impact to plan assets due to the LDI investment approach discussed above under “Plan Assets, Investment Policy and Strategy.”
The long-term rate of return assumption represents the expected average rate of earnings on the funds invested to provide for the benefits included in the benefit obligations. The long-term rate of return assumption is determined based on a number of factors, including historical market index returns, the anticipated long-term asset allocation of the plans, historical plan return data, plan expenses and the potential to outperform market index returns. For fiscal 2021, the expected long-term rate of return is 5.00%- 8.00%.
Anticipated Contributions to Defined Benefit and Postretirement Welfare Benefit Plans
The Company does not expect to contribute to its qualified U.S. defined benefit pension plans during fiscal 2021. The Company expects to contribute $4,824 to its postretirement welfare benefits plan during fiscal 2021. No plan assets are expected to be returned to the Company in fiscal 2021.